Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Contributed capital account	$ 24,278,285	$ 23,197,291	$ 21,903,565
Net tax income account	12,008,787	12,516,766	11,743,049
Stockholders equity tax account	$ 36,287,072	$ 35,714,057	$ 33,646,614